Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

9. Property and equipment, net

Fixed Assets consist of the following:

	As of December 31, 2025	As of December 31, 2024
Leasehold improvement	$33,029	$33,150
Furniture & Fixture	8,459	7,809
Equipment	12,166	8,715
Motor Vehicle	152,739	153,302
Total	206,393	202,976
Less: accumulated depreciation	144,601	124,861
Net book value	$61,792	$78,115

Depreciation expenses were $17,826, $15,411 and $19,989 for the years ended December 31, 2025, 2024 and 2023, respectively.

The new purchased vehicle during the year ended December 31, 2024 was registered with 99% of ownership by the Company, and 1% ownership by the Kam Iat Fu International Company Limited, which is a related party and 95.2% own by Son I Tam, the CEO & Chairman of the Company.